Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
New or amended Accounting Standards and Interpretations adopted
New or amended Accounting Standards and Interpretations adopted
The consolidated entity has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the International Accounting Standards Board (‘IASB’) that are mandatory for the current reporting period.
Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.
Any significant impact on the accounting policies of the consolidated entity from the adoption of these Accounting Standards and Interpretations are disclosed below. The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the consolidated entity.
The following Accounting Standards and Interpretations are most relevant to the consolidated entity:
IFRS 16 Leases
General impact of application of IFRS 16 Leases
IFRS 16 has been applied from 1 July 2019. The standard introduces new requirements with respect to lease accounting by removing the distinction between operating and finance leases, requiring the recognition of a right-of-use
asset and a lease liability at commencement for all leases except for short-term leases, being those less than 12 months, and leases of low-value
assets.
Impact of the definition of a new lease
The change in definition of a lease mainly relates to the concept of control. IFRS 16 determines whether a contract contains a lease on the basis of whether the customer has the right to control the use of an identified asset for a period of time in exchange for consideration. The consolidated entity has applied this definition to all lease contracts currently held. The new policy is set out below.
As the consolidated entity is not party to any material leases with a term in excess of 12 months, the adoption of the new standard has not had a material impact on the current period.
Interpretation 23 Uncertain tax positions
Interpretation 23 clarified the application of the recognition and measurement criteria in IAS 12 Income Taxes (IAS 12) where there is uncertainty over income tax treatments and requires an assessment of each uncertain tax position as to whether it is probable that a taxation authority will accept the position. Where it is not probable, the effect of the uncertainty is reflected in determining the relevant taxable profit or loss, tax bases, unused tax losses and unused tax credits or tax rates. The amount is determined as either the single most likely amount or the sum of the probability weighted amounts in a range of possible outcomes, whichever better predicts the resolution of the uncertainty. Judgments are reassessed as and when new facts and circumstances are presented.
Interpretation 23 is effective for the Group’s annual financial reporting period beginning on 1 July 2019. The Company is of the view that there are no material uncertain positions which impact the Group’s accounting for income taxes.

Going concern
Going concern
The consolidated entity incurred a loss after income tax of $12,467,466 (2019: $10,270,264), was in a net current asset position of $
5,586,128
(2019: net current asset position
of $
5,613,883
) and had
net cash outflows from operating activities of $8,809,519 (2019: $6,714,210) for the year ended 30 June 2020.
As at 30 June 2020 the consolidated entity had cash in hand and at bank of $8,764,044
. Subsequent to year end, the consolidated entity has raised approximately A$24 million (after costs) from a fully underwritten entitlement offer to eligible shareholders.

The financial statements have been prepared on a going concern basis, which contemplates continuity of normal activities and realisation of assets and settlement of liabilities in the normal course of business.
The directors have considered the cash flow forecasts and the funding requirements of the business. In particular, the directors have considered the impact of
COVID-19
on the operations of the Company, and make the following observations:
Kazia’s key clinical trials (phase II study of paxalisib in glioblastoma and phase I study of Cantrixil in ovarian cancer) were fully recruited prior to the onset of restrictions associated with
COVID-19
in the United States and Australia;

•	The GBM AGILE study, which is planned to serve as a pivotal study for paxalisib in glioblastoma, remains on track, and initiation of recruitment continues to be expected in 2H CY2020;

•
In general, clinical research in advanced cancer is relatively protected from pandemic disruption due to the ongoing and time-critical need for patient care in specialised facilities that cannot easily be repurposed;

•	The Company is pre-revenue, and so changes in customer behaviour over the next several years due to public health restrictions and reduced economic activity have little to no impact on its finances;

•
The Company was able to secure funding of approximately $9

million at the height of the initial wave of
COVID-19,
with additional demand from institutional investors at that time, which could not be satisfied within the Company’s placement capacity;

•	The directors do not foresee any other impacts on the Company’s ability to raise additional funding as a result of COVID-19.
The directors are confident that the recent capital raise has provided sufficient funding to allow the consolidated entity to continue as a going concern.

Basis of preparation
Basis of preparation
These general purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) and the Corporations Act 2001, as appropriate for for-profit
oriented entities. These financial statements also comply with International Financial Reporting Standards as issued by the International Accounting Standards Board (‘IASB’).
The financial statements have been prepared on an accruals basis and under the historical cost conventions, except for listed equity investments which are carried at fair value.
Critical accounting estimates
The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the consolidated entity’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 3.

Parent entity information
Parent entity information
In accordance with the Corporations Act 2001, these financial statements present the results of the consolidated entity only. Supplementary information about the parent entity is disclosed in note 29.

Principles of consolidation
Principles of consolidation
The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of Kazia Therapeutics Limited (‘company’ or ‘parent entity’) as at 30 June 2020 and the results of all subsidiaries for the year then ended. Kazia Therapeutics Limited and its subsidiaries together are referred to in these financial statements as the ‘consolidated entity’.
Subsidiaries are all those entities over which the consolidated entity has control. The consolidated entity controls an entity when the consolidated entity is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the consolidated entity. They are de-consolidated
from the date that control ceases.
Intercompany transactions, balances and unrealised gains on transactions between entities in the consolidated entity are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the consolidated entity.
The acquisition of subsidiaries is accounted for using the acquisition method of accounting. A change in ownership interest, without the loss of control, is accounted for as an equity transaction, where the difference is between the consideration transferred and the book value.
Where the consolidated entity loses control over a subsidiary, it derecognises the assets including goodwill, liabilities and non-controlling
interest in the subsidiary together with any cumulative translation differences recognised in equity. The consolidated entity recognises the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Operating segments
Operating segments
Operating segments are presented using the ‘management approach’, where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers (‘CODM’). The CODM is responsible for the allocation of resources to operating segments and assessing their performance. The CODM is considered to be the Board of Directors.

Foreign currency translation
Foreign currency translation
The financial statements are presented in Australian dollars, which is the consolidated entity’s functional and presentation currency.
Foreign currency transactions
Foreign currency transactions are translated into Australian dollars using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year-end
exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.
Foreign operations
The assets and liabilities of foreign operations are translated into Australian dollars using the exchange rates at the reporting date. The revenues and expenses of foreign operations are translated into Australian dollars using the average exchange rates, which approximate the rate at the date of the transaction, for the period. All resulting foreign exchange differences are recognised in other comprehensive income through the foreign currency reserve in equity.
The foreign currency reserve is recognised in profit or loss when the foreign operation is disposed of.
Exchange differences arising on a monetary item that forms part of a reporting entity’s net investment in a foreign operation shall be recognised initially in other comprehensive income and reclassified from equity to profit or loss on disposal of the net investment.

Financial instruments
Financial Instruments
Recognition and derecognition
Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the financial instrument and are measured initially at fair value adjusted by transactions costs, except for those carried at fair value through profit or loss, which are measured initially at fair value. Subsequent measurement of financial assets and financial liabilities are described below. Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognised when it is extinguished, discharged, cancelled or expires.

Classification and initial measurement of financial assets
Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).

Subsequent measurement of financial assets
For the purpose of subsequent measurement, financial assets are classified into the following categories upon initial recognition:

•	financial assets at amortised cost

•	financial assets at fair value through profit or loss (FVPL)
Classifications are determined by both:

•	The entity’s business model for managing the financial asset

•	The contractual cash flow characteristics of the financial assets
All income and expenses relating to financial assets that are recognised in profit or loss are presented within finance costs, finance income or other financial items, except for impairment of trade receivables which is presented within other expenses.
Financial assets at amortised cost
Financial assets are measured at amortised cost if the assets meet the following conditions (and are not designated as FVPL):

•	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows

•	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding
After initial recognition, these are measured at amortised cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash and cash equivalents, trade and most other receivables fall into this category of financial instruments.
Financial assets at fair value through profit or loss (FVPL)
Financial assets that are held within a business model other than ‘hold to collect’ or ‘hold to collect and sell’ are categorised at fair value through profit and loss. Further, irrespective of business model, financial assets whose contractual cash flows are not solely payments of principal and interest are accounted for at FVPL. The Group’s investments in equity instruments and derivatives fall under this category.
Impairment of financial assets
IFRS 9’s new impairment model uses more forward looking information to recognize expected credit losses - the ‘expected credit losses (ECL) model’. The application of the new impairment model depends on whether there has been a significant increase in credit risk. The Group considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.
In applying this forward-looking approach, a distinction is made between:

•	financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’) and

•	financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).
‘Stage 3’ would cover financial assets that have objective evidence of impairment at the reporting date.
‘12-month
expected credit losses’ are recognised for the first category while ‘lifetime expected credit losses’ are recognised for the second category. Measurement of the expected credit losses is determined by a probability-weighted estimate of credit losses over the expected life of the financial instrument.
Classification and measurement of financial liabilities
The Group’s financial liabilities comprise trade and other payables. Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss. Subsequently, financial liabilities are measured at amortised cost using the effective interest method.

All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within finance costs or finance income.

Revenue recognition
Revenue from contracts with customers
The Group does not earn revenue from contracts with customers.
Finance Income
Interest revenue is recognised as interest accrues using the effective interest method. This is a method of calculating the amortised cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.
Grant income
The R&D Tax Incentive is a government program which helps to offset some of the incurred costs of R&D. Eligible expenditure incurred under the scheme in a financial year attracts an additional 43.5% tax deduction, and for a group earning income of less than $20 million, the cash value of the additional deduction is remitted to the taxpayer. In accordance with AASB 120, as the compensation relates to expenses already incurred, it is recognised in profit or loss of the period in which it becomes receivable. Accordingly the group accounts for the R&D Tax Incentive in the same year as the expenses to which it relates.

Other revenue
Other revenue is recognised when it is received or when the right to receive payment is established.

Income tax
Income tax
The income tax expense or benefit for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognised for prior periods, where applicable.
Deferred tax assets and liabilities are recognised for temporary differences at the tax rates expected to apply when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:

•
When the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or

•
When the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognised for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.
The carrying amount of recognised and unrecognised deferred tax assets are reviewed each reporting date. Deferred tax assets recognised are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognised deferred tax assets are recognised to the extent that it is probable that there are future taxable profits available to recover the asset.
Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.
Kazia Therapeutics Limited (the ‘parent entity’) and its wholly-owned Australian controlled entities have formed an income tax consolidated group under the tax consolidation regime. Kazia Therapeutics Limited as the parent entity discloses all of the deferred tax assets of the tax consolidated group in relation to tax losses carried forward (after elimination of inter-group transactions). The tax consolidated group has applied the ‘separate taxpayer in the group’ allocation approach in determining the appropriate amount of taxes to allocate to members of the tax consolidated group.
As the tax consolidation group continues to generate tax losses there has been no reason for the company to enter a tax funding agreement with members of the tax consolidation group.
Interpretation 23 Uncertain tax positions
Interpretation 23 clarified the application of the recognition and measurement criteria in IAS 12 Income Taxes (IAS 12) where there is uncertainty over income tax treatments and requires an assessment of each uncertain tax position as to whether it is probable that a taxation authority will accept the position. Where it is not probable, the effect of the uncertainty is reflected in determining the relevant taxable profit or loss, tax bases, unused tax losses and unused tax credits or tax rates. The amount is determined as either the single most likely amount or the sum of the probability weighted amounts in a range of possible outcomes, whichever better predicts the resolution of the uncertainty. Judgments are reassessed as and when new facts and circumstances are presented.

Current and non-current classification
Current and
non-current
classification
Assets and liabilities are presented in the statement of financial position based on current and non-current
classification.
An asset is current when: it is expected to be realised or intended to be sold or consumed in normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realised within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.
A liability is current when: it is expected to be settled in normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.
Deferred tax assets and liabilities are always classified as non-current.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Research and development
Research and development
Expenditure during the research phase of a project is recognised as an expense when incurred. Development costs are capitalised only when technical feasibility studies identify that the project will deliver future economic benefits and these benefits can be measured reliably.

Leases
Leases
Under IFRS 16, leases are accounted for as follows:

•	Right-of-use assets and lease liabilities are recognised in the consolidated statement of financial position, initially measured at the present value of future lease payments;

•	Depreciation on right-of-use assets and interest on lease liabilities are recognised in the consolidated statement of profit or loss; and

•
The total amount of cash paid under lease arrangements is separated into a principal portion (presented within financing activities) and interest (presented within operating activities) in the consolidated cash flow statement.

Lease incentives under IFRS 16 are recognised as part of the measurement of right-of-use
assets and lease liabilities. Under IFRS 16,
right-of-use
assets are tested for impairment in accordance with IAS 36 Impairment of Assets. This replaces the previous requirement to recognise a provision for onerous lease contracts.
For short-term leases (lease term of 12 months or less) and leases of low-value
assets, the consolidated entity has opted to recognise a lease expense on a straight-line basis as permitted by IFRS 16. This expense is presented within other expenses in the consolidated statement of profit or loss.

Intangible assets
Intangible assets
Intangible assets acquired as part of a business combination, other than goodwill, are initially measured at their fair value at the date of the acquisition. Intangible assets acquired separately are initially recognised at cost. Indefinite life intangible assets are not amortised and are subsequently measured at cost less any impairment. Finite life intangible assets are subsequently measured at cost less amortisation and any impairment. The gains or losses recognised in profit or loss arising from derecognition of intangible assets are measured as the difference between net disposal proceeds and the carrying amount of the intangible asset. The method and useful lives of finite life intangible assets are reviewed annually. Changes in the expected pattern of consumption or useful life are accounted for prospectively by changing the amortisation method or period.
Patents and trademarks
Significant costs associated with patents and intellectual property are deferred and amortised on a straight-line basis over the period of their expected benefit, being their finite useful life of 5 years.

Licensing agreement for
GDC-0084
The Licensing Agreement asset was initially brought to account at fair value, and is being amortised on a straight-line basis over the period of its expected benefit, being the remaining life of the patent, which was 15 years from the date of acquisition.

Impairment of non-financial assets
Impairment of
non-financial
assets
Non-financial
assets with finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount.
Recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use.
The
value-in-use
is the present value of the estimated future cash flows relating to the asset using a pre-tax
discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit.

Compound financial instruments
Compound financial instruments
Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortised cost using the effective interest rate method, whereas the equity component is not remeasured. Interest, gains and losses relating to the financial liability are recognised in profit or loss. On conversion, the financial liability is reclassified to equity; no gain or loss is recognised on conversion.

Provisions
Provisions
Provisions are recognised when the consolidated entity has a present (legal or constructive) obligation as a result of a past event, it is probable the consolidated entity will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognised as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. If the time value of money is material, provisions are discounted using a current pre-tax
rate specific to the liability. The increase in the provision resulting from the passage of time is recognised as a finance cost.

Employee benefits
Employee benefits
Short-term employee benefits
Liabilities for wages and salaries, including
non-monetary
benefits, annual leave and long service leave expected to be settled within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.
Other long-term employee benefits
The liability for annual leave and long service leave not expected to be settled within 12 months of the reporting date is measured as the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on high quality corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.
Defined contribution superannuation expense
Contributions to defined contribution superannuation plans are expensed in the period in which they are incurred.
Share-based payments
Equity-settled share-based compensation benefits are provided to employees under the terms of the Employee Share Option Plan (‘ESOP’) and consultants as compensation for services performed.
Equity-settled transactions are awards of shares, or options over shares that are provided to employees in exchange for the rendering of services.
The cost of equity-settled transactions are measured at fair value on grant date. Fair value is independently determined using the Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting
conditions that do not determine whether the consolidated entity receives the services that entitle the employees to receive payment. No account is taken of any other vesting conditions.

The cost of equity-settled transactions are recognised as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognised in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognised in previous periods.
The cumulative charge to profit or loss until settlement of the liability is calculated as follows:

•	during the vesting period, the liability at each reporting date is the fair value of the award at that date multiplied by the expired portion of the vesting period.

•	from the end of the vesting period until settlement of the award, the liability is the full fair value of the liability at the reporting date.
Market conditions are taken into consideration in determining fair value. Therefore any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.
If equity-settled awards are modified, as a minimum an expense is recognised as if the modification has not been made. An additional expense is recognised, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.
If the
non-vesting
condition is within the control of the consolidated entity or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the consolidated entity or employee and is not satisfied during the vesting period, any remaining expense for the award is recognised over the remaining vesting period, unless the award is forfeited.
If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognised immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.

Finance costs
Finance costs
Finance costs attributable to qualifying assets are capitalised as part of the asset. All other finance costs are expensed in the period in which they are incurred, including interest on short-term and long-term borrowings.

Fair value measurement
Fair value measurement
When an asset or liability, financial or
non-financial,
is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.
Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interest. For non-financial
assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.
Assets and liabilities measured at fair value are classified, into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. Classifications are reviewed each reporting date and transfers between levels are determined based on a reassessment of the lowest level input that is significant to the fair value measurement.
For recurring and
non-recurring
fair value measurements, external valuers may be used when internal expertise is either not available or when the valuation is deemed to be significant. External valuers are selected based on market knowledge and reputation. Where there is a significant change in fair value of an asset or liability from one period to another, an analysis is undertaken, which includes a verification of the major inputs applied in the latest valuation and a comparison, where applicable, with external sources of data.

Issued capital
Issued capital
Ordinary shares are classified as equity.
Incremental costs directly attributable to the issue of new shares or options, including share based payments relating to the issue of shares are, shown in equity as a deduction, net of tax, from the proceeds.

Earnings per share
Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the profit attributable to the owners of Kazia Therapeutics Limited, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the financial year.
Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Goods and Services Tax ('GST') and other similar taxes
Goods and Services Tax (‘GST’) and other similar taxes
Revenues, expenses and assets are recognised net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognised as part of the cost of the acquisition of the asset or as part of the expense.
Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the tax authority is included in other receivables or other payables in the statement of financial position.
Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flows.
Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.

New Accounting Standards and Interpretations not yet mandatory or early adopted
New Accounting Standards and Interpretations not yet mandatory or early adopted
Australian Accounting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the consolidated entity for the annual reporting period ended 30 June 2020. The consolidated entity’s assessment of the impact of these new or amended Accounting Standards and Interpretations is that none are deemed to have a material impact on the entity.